Subsequent events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events [Text Block]
22.	Subsequent event:

On March 19, 2018, the Company entered into a definitive arrangement agreement with Cipher Pharmaceuticals Inc. (“Cipher”) Under the terms of the agreement, Cipher will acquire the Canadian business portfolio of Cardiome for upfront cash consideration of C$25,500, subject to shareholder approval.

The proposed transaction will be completed pursuant to the acquisition by Cipher of all of the outstanding shares of Cardiome, following a restructuring of Cardiome pursuant to a statutory plan of arrangement under the Canada Business Corporations Act. Pursuant to the arrangement, Cardiome shareholders will receive common shares, on a one-for-one ratio, of a newly created Canadian entity named Correvio Pharma Corp. that will apply for a substitution listing on the Nasdaq and TSX. Correvio Pharma Corp. will acquire and hold all of Cardiome’s pre-transaction assets and liabilities, excluding the Canadian business portfolio being acquired by Cipher under the arrangement.